Fair Value of Derivative Instruments in Consolidated Balance Sheet (Detail) - Foreign Exchange Contract - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 373	¥ 8
Derivative assets not designated as Hedging Instrument	1,112	257
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	534	1,597
Derivatives liabilities not designated as hedging instruments	¥ 90	¥ 9,570